Stock appreciation rights (“SARs”) (Details 1) - Stock Appreciation Rights (SARs) [Member]	9 Months Ended
Sep. 30, 2017 $ / shares shares
Balance, No. of Units (Beginning) | shares	1,343,375
SARs granted during the quarter | shares	0
SARs exercised/converted/expired during the quarter | shares	0
SARs forfeited during the quarter | shares	0
Balance, No. of Units (Ending) | shares	1,343,375
Balance, Weighted average exercise price | $ / shares	$ 13.16
SARs granted during the quarter | $ / shares	0
SARs exercised/converted/expired during the quarter | $ / shares	0
SARs forfeited during the quarter | $ / shares	0
Balance, Weighted average exercise price | $ / shares	$ 13.16